CLARK FORK TRUST

Tarkio Fund  (TARKX)

Supplement dated August 7, 2015 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 30, 2014

Portfolio Manager Change

Effective immediately, Mr. David J. Wild will no longer serve as a portfolio manager to the Tarkio Fund.  All references to Mr. Wild in the Prospectus and SAI are hereby deleted.

Clark Fork Trust

1-866-738-3629

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE